Restructuring - Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Corporate Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 0	€ 13	€ 5	€ 13
Investment Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	11	15	15	21
Private Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	104	(12)	166	(39)
Asset Management [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	7	27	10	29
Capital Release Unit [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	8	1	10
Corporate & Other [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	1	0	0	0
Total Net Restructuring Charges [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 123	€ 50	€ 197	€ 33